Share-Based Payments - Changes in Numbers of Outstanding Awards for Equity-Settled Plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
2022 tranches
SHARE-BASED PAYMENTS
Adjustment based upon KPI target achievement	139
Granted	15,371
Exercised	(3,258)
Forfeited	(470)
End of period	11,504
Qualtrics Rights
SHARE-BASED PAYMENTS
Beginning of period	84,018	0
Exchanged		12,872
Adjustment based upon KPI target achievement	0
Granted	35,490	80,856
Exercised	(34,320)	(7,467)
Forfeited	(7,048)	(2,241)
End of period	78,140	84,018